Business Combinations - Summary of Business Acquisition, Pro Forma Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition, Pro Forma Information
Proforma net revenue	¥ 1,189,828,873	¥ 991,089,437
Proforma net income	¥ 468,408,130	¥ 395,817,977